CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash at banks	$ 277,836	$ 101,491	$ 194,590
Accounts receivable, net	353,703	194,138	264,749
Inventories	131,474	57,283	1,487,683
Amounts due from related companies	156,826	324,337	188,202
Prepaid expenses and other current assets	280,424	196,434	301,370
Current assets held for sale	0	1,209,219
Total current assets	1,200,263	2,082,902	2,436,594
Non-current assets
Equity investment	562,000	0
Other assets
Right-of-use assets	513,409	723,604	1,005,649
Property, plant and equipment, net	4,772	7,007	15,353
Total other assets		769,973	1,021,002
Non-current assets held for sale	0	39,362
Total non-current assets	1,080,181	769,973
Total assets	2,280,444	2,852,875	3,457,596
Current liabilities
Bank loans	1,358,221	462,029	402,254
Accrued expenses and other current payables	576,521	187,098	257,854
Lease liabilities, non-current	80,060	132,114	101,134
Current liabilities held for sale	0	54,333
Total current liabilities	2,014,802	835,574	761,242
Non-current liabilities
Bank loan, non-current	0	366,653	261,251
Lease liabilities, non-current	595,587	703,972	934,610
Non-current liabilities held for sale	0	5,276
Total non-current liabilities	595,587	1,075,901	1,195,861
Total liabilities	2,610,389	1,911,475	1,957,103
Contingencies and commitment
Stockholders' equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,547,118 and 17,145,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	17,680	17,547	17,145
Additional paid-in capital	2,703,081	2,115,207	1,563,472
Accumulated losses	(3,164,249)	(1,367,834)	(242,269)
Accumulated other comprehensive income	96,918	176,480	162,145
Total stockholders' equity	(346,570)	941,400	1,500,493
Non-controlling interest	16,625	0
Total (deficit) equity	(329,945)	941,400
Total liabilities and stockholders' equity	$ 2,280,444	$ 2,852,875	$ 3,457,596